BlackRock Bond Allocation Target Shares

Supplement dated September 30, 2011 to the

Prospectus dated July 28, 2011.

The following changes are made to the BATS: Series C, Series M and Series S Portfolios:

The following Portfolio Manager information should be added in the sections in the Prospectus captioned “Fund Overview — Key Facts about Series C Portfolio — Portfolio Managers”, “Fund Overview — Key Facts about Series M Portfolio” and “Fund Overview — Key Facts about Series S Portfolio — Portfolio Managers”:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matt Marra	2011	Managing Director of BlackRock, Inc.

The section in the Prospectus captioned “Details about the Funds — Series C Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE SERIES C PORTFOLIO
The Series C Portfolio is managed by team of financial professionals. Bruce Repasy, Jeffrey Cucunato and Matt Marra are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Details about the Funds — Series M Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE SERIES M PORTFOLIO
The Series M Portfolio is managed by team of financial professionals. Bruce Repasy, Stephen Switzky and Matt Marra are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Details about the Funds — Series S Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE SERIES S PORTFOLIO
The Series S Portfolio is managed by team of financial professionals. Bruce Repasy, Stuart Spodek, Thomas Musmanno, CFA and Matt Marra are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The following Portfolio Manager information should be added in the sections in the Prospectus captioned “Management of the Funds — Portfolio Manager Information — Series C Portfolio”, “Management of the Funds — Portfolio Manager Information — Series M Portfolio” and “Management of the Funds — Portfolio Manager Information — Series S Portfolio”:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matt Marra	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2011	Deputy Head of Retail and Mutual Fund Products of BlackRock, Inc. and Co-head of Mutual Fund Multi Sector Portfolios since 2010; Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2002 to 2005